LEASES (Tables)	12 Months Ended
Sep. 30, 2025
Leases
SCHEDULE OF LEASE EXPENSES

The components of lease expenses are as follows:

	For the years ended September 30,
	2023	2024	2025
	US$	US$	US$
Operating lease expense	1,218,482	1,219,454	1,238,424
Finance lease expense:
Amortization of right-of-use assets	41,112	38,116	34,039
Interest of lease liabilities	6,721	7,536	8,454
Total finance lease expense	47,833	45,652	42,493

SCHEDULE OF FINANCE LEASE

The components of finance lease are as follows:

	For the years ended September 30,
	2023	2024	2025
	US$	US$	US$
Finance lease
Right-of-use assets, costs	205,523	172,170	172,170
Accumulated amortization	(106,194)	(17,217)	(51,256)
Right-of-use assets, net	99,329	154,953	120,914

SCHEDULE OF OPERATING LEASE

The components of operating lease are as follows:

	For the years ended September 30,
	2023	2024	2025
	US$	US$	US$
Operating lease
Right-of-use assets, costs	4,757,334	5,360,768	735,989
Accumulated amortization	(3,185,650)	(4,351,509)	(277,349)
Right-of-use assets, net	1,571,684	1,009,259	458,640

SCHEDULE OF WEIGHTED AVERAGE OPERATING LEASE

Other information about the Company’s leases is as follows:

	As of September 30,
	2023	2024	2025
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	1,221,116	1,222,565	1,238,424
Operating cash flows used in finance leases	6,721	7,526	8,454
Financing cash flows used in finance leases	40,235	33,002	30,796
Right-of-use assets obtained in exchange for new operating lease liabilities	49,442	603,434	648,813
Right-of-use assets obtained in exchange for new finance lease liabilities	-	172,170	-
Weighted-average remaining lease term - operating	1.37 years	1.87 years	1.80 years
Weighted-average remaining lease term-finance	2.42 years	4.50 years	3.50 years
Weighted average discount rate-operating	5.13%	5.50%	5.74%
Weighted average discount rate-finance	5.13%	5.88%	5.88%

SCHEDULE OF MATURITY OF LEASE LIABILITIES

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of September 30, 2025:

	Operating leases	Finance leases	Total
	US$	US$	US$

Year ending September 30,
2026	233,876	43,150	277,026
2027	228,978	43,150	272,128
2028	-	43,150	43,150
2029	-	19,915	19,915
Total undiscounted lease payments	462,854	149,365	612,219
Less: imputed interest	(24,097)	(19,709)	(43,806)
Lease liabilities recognized in the Consolidated Balance Sheet	438,757	129,656	568,413
Less: lease liabilities – current portion	(215,575)	(36,592)	(252,167)
Lease liabilities – non-current portion	223,182	93,064	316,246